Non-Controlling Interests (Details) - USD ($) $ in Millions	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Henan Found [Member]
Non-Controlling Interests (Details) [Line Items]
Percentage of non-controlling interests	22.50%	22.50%
Henan Huawei [Member]
Non-Controlling Interests (Details) [Line Items]
Percentage of non-controlling interests	20.00%	20.00%
Yunxiang [Member]
Non-Controlling Interests (Details) [Line Items]
Percentage of non-controlling interests	30.00%	30.00%
Guangdong Found [Member]
Non-Controlling Interests (Details) [Line Items]
Percentage of non-controlling interests	1.00%	1.00%
New Infini [Member]
Non-Controlling Interests (Details) [Line Items]
Percentage of non-controlling interests	53.90%	53.90%
Henan Non-ferrous Geology Minerals Ltd. [Member]
Non-Controlling Interests (Details) [Line Items]
Percentage of Equity interest held of Henan found and Henan Huawei	17.50%
Dividends declared (in Dollars)	$ 7.7	$ 2.5
Henan Xinxiangrong Mining Ltd. [Member]
Non-Controlling Interests (Details) [Line Items]
Percentage of Equity interest held of Henan found and Henan Huawei	5.00%
Dividends declared (in Dollars)	$ 2.2	0.8
Henan Xinhui Mining Co. Ltd. [Member]
Non-Controlling Interests (Details) [Line Items]
Percentage of Equity interest held of Henan found and Henan Huawei	20.00%
Dividends declared (in Dollars)	$ 0.9	$ 0.6